Significant accounting policies - Additional Information (Detail) € in Thousands, $ in Thousands				12 Months Ended
	Mar. 16, 2022 EUR (€)	Mar. 16, 2022 USD ($)	May 27, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Mar. 31, 2022 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Equity				€ (76,652)	€ (73,744)	€ (37,596)		€ (584)
Cash and cash equivalents				24,652	8,274	21,277		€ 1,211
Borrowings				213,128	159,610
Proceeds from borrowings				44,315	€ 38,339	€ 86,020
Notional amount				120,000
Major business combination [member]
Disclosure Of Significant Accounting Policies [Line Items]
Proceeds from the merger	€ 146,000
Original expected proceeds from merger	635	$ 702
Combined Company [Member] | Major business combination [member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents							€ 75,105
Business combination agreement gross proceeds received	€ 146,000	$ 161,000
Senior Debt Bank Facility [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Proceeds from borrowings				€ 44,315
Notional amount			€ 120,000
Borrowings, maturity			May 2026
Shareholder Loans [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Borrowings, maturity				2035